Shareholders’ Equity (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Equity [Abstract]
Summary of Warrants

A summary of warrants for the nine months ended September 30, 2021 is as follows:

		Weighted
	Number of	Average
	Options	Exercise Price
Balance outstanding, December 31, 2020	1,278,375	$3.00
Warrants granted	2,522,279	4.27
Warrants exercised	-	-
Warrants expired or forfeited	-	-
Balance outstanding, September 30, 2021	3,800,654	$3.85
Balance exercisable, September 30, 2021	3,500,654	$3.89

A summary of warrants for the year ended December 31, 2020 and 2019, is as follows:

		Weighted
		Average
	Number of	Exercise
	Warrants	Price
Balance outstanding, December 31, 2018	-	$-
Warrants granted	643,750	3.00
Warrants exercised	-	-
Warrants expired or forfeited	-	-
Balance outstanding, December 31, 2019	643,750	3.00
Warrants granted	634,625	3.00
Warrants exercised	-	-
Warrants expired or forfeited	-	-
Balance outstanding, December 31, 2020	1,278,375	$3.00
Balance exercisable, December 31, 2020	1,278,375	$3.00

Summary of Outstanding Warrants Exercise Price

Information relating to outstanding options at September 30, 2021, summarized by exercise price, is as follows:

	Outstanding			Exercisable
			Weighted		Weighted
Exercise Price		Life	Average		Average
Per Share	Shares	(Years)	Exercise Price	Shares	Exercise Price
$2.00	4,365,000	9.45	$2.00	524,583	$2.00
	4,365,000	9.45	$2.00	524,583	$2.00

Information relating to outstanding warrants at December 31, 2020, summarized by exercise price, is as follows:

			Outstanding	Exercisable
			Weighted		Weighted
Exercise Price		Life	Average		Average
Per Share	Share	(Years)	Exercise Price	Shares	Exercise Price
$3.00	1,278,375	2.00	$3.00	1,278,375	$3.00
	1,278,375	2.00	$3.00	1,278,375	$3.00

Summary of Options

A summary of stock options for the nine months ended September 30, 2021 is as follows:

		Weighted
	Number of	Average
	Options	Exercise Price
Balance outstanding, December 31, 2020	-	$-
Options granted	4,365,000	2.00
Options exercised	-	-
Options expired or forfeited	-	-
Balance outstanding, September 30, 2021	4,365,000	$2.00
Balance exercisable, September 30, 2021	524,583	$2.00